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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                                REGISTRATION NO.
                                    811-07696


                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
               100 Court Avenue, Suite 600, Des Moines, Iowa 50309
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger                        JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST       DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200               CLINE, WILLIAMS, WRIGHT, JOHNSON &
WEST DES MOINES, IOWA 50266                 OLDFATHER
                                          1900 U.S. BANK BUILDING,
                                          233 S. 13TH STREET
                                          LINCOLN, NEBRASKA 68508

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END:06/30
DATE OF REPORTING PERIOD:12/31/2005

ITEM 1. REPORTS TO UNITHOLDERS.

SEMI-ANNUAL FINANCIAL REPORT
DIVERSIFIED FUND
DIRECT GOVERNMENT OBLIGATION FUND

DECEMBER 31, 2005


Trustees' Report

To Iowa Public Agency Investment Trust Participants:

The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of IPAIT operations for the six-month period ended December 31, 2005. Over the past six months, short-term interest rates have continued their upward climb. This has a direct impact on how the IPAIT program operates and serves its participants.

The Federal Reserve chose to raise rates four times in the second half of 2005, moving the Federal Reserve Fund's overnight rate from 3.25 percent at the beginning of the period to 4.25 percent as of December 31, 2005. The Federal Reserve's actions helped boost the rates in the Diversified Fund from 2.804 percent on June 30, to 3.740 percent on December 31. The Direct Government Obligation Fund also benefited by the rate moves, increasing from 2.376 to 3.086 percent for the same time period. It is anticipated that short-term interest rates will move slightly higher in the first half of 2006, but not to the extent they have recently. The portfolio construction is designed to take advantage of Federal Reserve rate increases anticipated in 2006. We encourage you to visit the website, www.IPAIT.org, to compare IPAIT yields to those provided by your financial institution.

Balances within IPAIT continued their migration to fixed-term investments, as public finance officers looked for ways to maximize returns. The IPAIT Fixed-Term Automated (FTA) program produced very high activity again. In the last six months of 2005, IPAIT solicited 310 competitive bids on behalf of participants, up from 225 in the first six months. IPAIT was able to successfully place 29 percent of these bids. While IPAIT's FTA program did not always provide the highest bid, utilizing the program helped insure local public funds received a more competitive rate. We continue to add Iowa financial institutions to our bidding process to provide a competitive rate environment, one of IPAIT's founding principles.

In August the shareholders elected the Board of Trustees, selected KPMG to continue as IPAIT's auditors, and approved changes to and a restatement of the Joint Powers Agreement for IPAIT. In December, a special shareholder meeting resulted in approval of a new investment advisory agreement with Investors Management Group. The new agreement was required due to the sale of IMG from Amcore to West Bancorporation, an Iowa bank.

The Board of Trustees is very pleased with the ongoing success of the IPAIT program and the benefits it provides. As always, we welcome any comments or suggestions that you may have.

Sincerely,


/s/ Tom Hanafan, Chair
Board of Trustees

Management Report

To Iowa Public Agency Investment Trust Participants:

With sustainable growth and mild inflation, the U.S. economy is operating in an ideal environment. However, the transition to a new Federal Reserve Chairman and the potential for rising inflation will keep investors alert in the coming year. The Federal Reserve raised overnight rates 2.00 percent in 2005 and was faced with the "conundrum" that longer rates remained relatively unchanged. Foreign central banks played a significant role in keeping long rates low, but the Federal Reserve is also fighting its own credibility since the market seems convinced that the Federal Reserve can keep inflation in check. A few more rate increases can be expected in 2006 to keep growth and inflation in balance.

The money market yield curve has shifted upward along with Federal Reserve rate hikes. The curve remains relatively flat and there is little incentive to buy longer maturities. In this environment, the IPAIT Diversified and Direct Government Obligation Portfolios are maintaining relatively short maturity positions. However, as the Federal Reserve's rate cycle nears completion there will be opportunity to add longer investments and increase the maturity of the portfolios.

We remain committed to providing the best possible rate while emphasizing safety and liquidity above all else. We appreciate the opportunity to meet your cash management needs and thank you for your continued support of the IPAIT program.

Sincerely,



/s/ Jeffrey D. Lorenzen, CFA
Chief Investment Officer
Investors Management Group

Management's Discussion & Analysis

This section presents management's discussion and analysis of the IPAIT Diversified Portfolio and Direct Government Obligation Portfolio financial performance during the six-month period ended December 31, 2005, and is presented as a narrative overview and analysis in conjunction with IPAIT's Trustee and Management Reports. The Management's Discussion and Analysis should be read in conjunction with the financial statements of IPAIT and the accompanying notes.

In addition to the historical information, the Management's Discussion and Analysis includes certain forward-looking statements that involve certain risks and uncertainties. The actual results of IPAIT's Diversified Portfolio and Direct Government Obligation Portfolio may differ materially from the results expressed or implied in such forward-looking statements due to a wide range of factors including changes in general economic conditions, fluctuations in interest rates, and legislative changes.

IPAIT is primarily responsible for providing proactive cash management practices and responsiveness to the unique needs of public agencies across the State of Iowa. IPAIT is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest moneys pursuant to a joint investment agreement. IPAIT operates both the Diversified Portfolio and Direct Government Obligation Portfolio. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law.

Overview of the Financial Statements

The Management's Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT's Diversified Portfolio and Direct Government Obligation Portfolio. The following components comprise the financial statements:

     o The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolios as of December 31.
     o The Statement of Operations displays the results of operations (income and expenses) of the portfolios for the six-month period ended December 31.
     o The Statement of Changes in Net Assets portray participant/unitholder activity (distributions, sales, reinvestments, redemptions) of the portfolios for the six-month period ended December 31.
     o The Financial Highlights depict per share/per unit information (net investment income, dividends distributed, net asset value, total return, ratios of expenses, and net investment income to average net assets) and summary total net assets of the portfolios for the five most recent fiscal years and for the six-month period ended December 31.
     o The Notes to Basic Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolios.

Condensed Financial Information and Financial Analysis

Year-over-year variances with financial statement amounts are impacted by the level of average net assets, which fluctuate based on the overall levels of participants' invested balances in each portfolio. Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolios.

Condensed financial information as of and for the six-month periods ended December 31, 2005 and 2004 along with variance explanations follows.


Diversified Portfolio
Net Assets                                                                              Percent
                                                 December 31, 2005   December 31, 2004   Change
                                                 -----------------   -----------------   ------
Total Investments                                   $242,882,755        $221,088,413       10%
Excess of other liabilities over other assets           $246,615            $493,757     -150%
                                                 ----------------    ----------------
Net assets held in fund for pool participants       $242,636,140        $221,582,170       10%
                                                 ================    ================

During the six-month period ended December 31, 2005, average net assets increased 9 percent, compared to the average net assets for the same period in the prior year. Total investments and net assets as of December 31, 2005 increased 10 percent and 10 percent, respectively, compared to December 31, 2004, due to an increase in aggregate participant balances.


Change in Net Asset for the periods ended,       December 31, 2005   December 31, 2004   Change
                                                 -----------------   -----------------   ------
Investment income                                     $4,375,705          $1,804,447      142%
Total expenses                                         ($577,853)          ($514,287)      12%
Dividends to unitholders from
net investment income                                ($3,797,852)        ($1,290,160)     194%
Net (decrease) increase in net assets
derived from unit transactions                       $12,968,174        ($33,235,940)     139%
Net assets at beginning of period                   $229,667,966        $254,818,110      -10%
                                                 ----------------    ----------------

Net assets at end of period                         $242,636,140        $221,582,170       10%
                                                 ================    ================

Investment income increased 142 percent during the six-month period ended December 31, 2005 compared to the same period in 2004 due to increased balances and rising market rates resulting in a higher rate of return on assets. Net investment income increased 194 percent during the six-month period ended December 31, 2005 compared to the same period in 2004 primarily due to the portfolio generating a higher rate of return on assets. Total expenses are derived based on net assets held by the Fund. Total expenses increased 12 percent during the six-month period ended December 31, 2005 compared to same period in 2004 due to an increase in average net assets. Units sold and redeemed increased 9 and 1 percent, respectively, caused by an increase in participant gross inflows and outflows during the six-month period ending December 31, 2005 compared to the same period in 2004.


Direct Government Obligation Portfolio
Net Assets                                                                              Percent
                                                December 31, 2005   December 31, 2004   Change
                                                -----------------   -----------------   ------
Total Investments                                    $13,295,032         $22,131,039      -40%
Excess of other liabilities over other assets            $28,851             $25,982     -211%
                                                -----------------  ------------------
Net assets held in fund for pool participants        $13,266,181         $22,157,021      -40%
                                                =================  ==================

During the six-month period ended December 31, 2005, average net assets decreased 52 percent compared to the average net assets for the same period in the prior year. Total investments and net assets as of December 31, 2005 declined 40 percent and 40 percent, respectively, compared to December 31, 2004, due to lower aggregate participant balances.

                                                                                        Percent
Change in Net Asset for the periods ended,      December 31, 2005   December 31, 2004   Change
                                                -----------------   -----------------   ------
Investment income                                       $268,568            $238,792       12%
Total expenses                                          ($38,612)           ($76,724)     -50%
Dividends to unitholders from
net investment income                                  ($229,956)          ($162,068)      42%
Net (decrease) increase in net assets
derived from unit transactions                       ($1,529,502)       ($15,375,227)     -90%

Net assets at beginning of period                    $14,795,683         $37,532,248      -61%
                                                -----------------  ------------------
Net assets at end of period                          $13,266,181         $22,157,021      -40%
                                                =================  ==================

Investment income and net investment income increased 12 and 42 percent respectively, during the six-month period ended December 31, 2005 compared to same period in 2004 primarily due to realizing a higher rate of return on assets and lower average net assets resulting in a decrease to expenses. Total expenses are derived based on net assets held by the Fund. Total expenses decreased 50 percent during the six-month period ended December 31, 2005 compared to the same period in 2004 due to lower average net assets. Units sold increased 135 percent, caused by an increase in participant gross inflows during the six-month period ended December 31, 2005 compared to the same period in 2004. Units redeemed decreased 12 percent during the six-month period ended December 31, 2005.

Contacting the Portfolios' Financial Management

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Funds' finances and to demonstrate the Funds' accountability for the resources it receives and manages. If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at www.IPAIT.org.

Iowa Public Agency Investment Trust
Diversified Portfolio
Statement of Net Assets (Unaudited)
December 31, 2005
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------------------------

                                                                 Yield at
      Par                                                        Time of                Amortized
     Value                            Description                Purchase   Due Date       Cost
     -----                            -----------                --------   --------       ----

DISCOUNTED GOVERNMENT SECURITIES - 6.57%
  $2,500,000 Federal National Mortgage Association, Discount Note   3.63%    01/04/06   $2,499,258
   1,500,000 Federal Home Loan Mortgage Corporation, Discount Note  3.70%    01/10/06    1,498,638
   5,000,000 Federal National Mortgage Association, Discount Note   3.87%    01/18/06    4,991,122
   2,000,000 Federal Home Loan Mortgage Corporation, Discount Note  3.94%    02/07/06    1,992,147
   2,000,000 Federal Home Loan Mortgage Corporation, Discount Note  4.40%    03/07/06    1,984,472
   3,000,000 Federal Home Loan Mortgage Corporation, Discount Note  4.10%    04/10/06    2,967,289
                                                                                       ------------
             TOTAL (cost - $15,932,926)                                                $15,932,926
                                                                                       ------------

COUPON SECURITIES - 19.21%
  $1,000,000 Federal Home Loan Mortgage Corporation, 2.375%         3.48%    01/23/06     $999,349
   4,193,000 Federal National Mortgage Association, 2.28%           4.08%    01/30/06    4,187,055
   3,000,000 Federal National Mortgage Association, 2.03%           3.98%    02/09/06    2,993,918
   4,185,000 Federal Home Loan Mortgage Corporation, 2.00%          4.28%    02/23/06    4,171,298
   3,000,000 Federal Home Loan Bank, 5.125%                         4.34%    03/06/06    3,003,815
   4,000,000 Federal Home Loan Bank, 2.10%                          3.99%    03/16/06    3,984,818
   3,000,000 Federal National Mortgage Association, 2.15%           4.13%    04/13/06    2,983,680
   4,244,000 Federal National Mortgage Association, 2.125%          4.30%    04/15/06    4,218,145
   1,000,000 Federal Home Loan Mortgage Corporation, 2.26%          4.60%    06/09/06      989,962
   2,000,000 Federal National Mortgage Association, 2.50%           4.61%    06/15/06    1,981,275
   2,000,000 Federal National Mortgage Association, 2.125%          4.62%    06/15/06    1,977,871
   5,000,000 Federal National Mortgage Association, 5.25%           4.51%    06/15/06    5,016,342
   1,000,000 Federal National Mortgage Association, 1.75%           4.61%    06/16/06      987,239
   1,000,000 Federal Home Loan Mortgage Corporation, 2.00%          4.65%    06/30/06      987,200
   4,000,000 Federal National Mortgage Association, 3.30%           4.57%    07/14/06    3,973,394
     520,000 Federal National Mortgage Association, 3.125%          4.60%    07/15/06      515,964
     500,000 Federal Home Loan Bank Step Cpn, 3.02%                 4.46%    07/21/06      496,130
   2,235,000 Federal National Mortgage Association, 2.75%           4.29%    08/11/06    2,214,571
     940,000 Federal Home Loan Mortgage Corporation, 2.75%          4.60%    10/15/06      926,803
                                                                                       ------------
             TOTAL - (cost - $46,608,829)                                              $46,608,829
                                                                                       ------------

See accompanying notes to basic financial statements.

                                       6

Iowa Public Agency Investment Trust
Diversified Portfolio (continued)
Statement of Net Assets (Unaudited)
December 31, 2005
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------------------------

                                                                   Yield at
           Par                                                     Time of               Amortized
          Value                            Description             Purchase  Due Date      Cost
          -----                            -----------             --------  --------      ----

CERTIFICATES OF DEPOSIT - 6.92%
    $250,000 Ft. Madison Bank & Trust-Ft. Madison,3.95%             3.95%    01/09/06     $250,000
     250,000 Citizens Bank-Sac City, 3.55%                          3.55%    02/10/06      250,000
     500,000 Union State-Winterset, 3.80%                           3.80%    02/21/06      500,000
     500,000 Premier Bank-Rock Valley, 4.20%                        4.20%    02/22/06      500,000
     900,000 First State-Ida Grove, 4.20%                           4.20%    02/23/06      900,000
     500,000 Premier Bank-Rock Valley, 4.15%                        4.15%    02/28/06      500,000
   1,000,000 St. Ansgar State Bank-St. Ansgar, 4.06%                4.06%    03/06/06    1,000,000
     500,000 First American-Ames, 3.90%                             3.90%    03/13/06      500,000
   2,500,000 West Bank-West Des Moines, 4.16%                       4.16%    03/21/06    2,500,000
     100,000 Maxwell State Bank-Maxwell, 3.90%                      3.90%    03/22/06      100,000
     250,000 Ft. Madison Bank & Trust-Ft. Madison, 4.50%            4.50%    04/17/06      250,000
     500,000 Ft. Madison Bank & Trust-Ft. Madison, 4.50%            4.50%    04/17/06      500,000
     200,000 Maxwell State Bank-Maxell, 3.80%                       3.80%    04/24/06      200,000
   1,000,000 Premier Bank-Dubuque, 4.25%                            4.25%    05/01/06    1,000,000
     800,000 Exchange Bank-Collin, 4.20%                            4.20%    07/06/06      800,000
   1,000,000 Premier Bank-Dubuque, 4.10%                            4.10%    07/10/06    1,000,000
     500,000 Ft. Madison Bank & Trust-Ft. Madison, 4.67%            4.67%    07/24/06      500,000
     500,000 Ft. Madison Bank & Trust Ft-Madison, 4.64%             4.64%    07/24/06      500,000
     300,000 Farmers State-Hawarden, 4.35%                          4.35%    07/25/06      300,000
   1,500,000 Union State-Winterset, 4.26%                           4.26%    09/07/06    1,500,000
   1,000,000 Community State-Ankeny, 4.85%                          4.85%    09/26/06    1,000,000
     250,000 Citizens Bank-Sac City, 4.61%                          4.61%    10/02/06      250,000
   2,000,000 Community State-Ankeny, 4.87%                          4.87%    12/29/06    2,000,000
                                                                                       ------------
             TOTAL (cost - $16,800,000)                                                $16,800,000
                                                                                       ------------

See accompanying notes to basic financial statements.

                                       7

Iowa Public Agency Investment Trust
Diversified Portfolio (continued)
Statement of Net Assets (Unaudited)
December 31, 2005
(Showing Percentage of Net Assets)
---------------------------------------------------------------------------------------------------

                                                                  Yield at
     Par                                                          Time of             Amortized
    Value                            Description                  Purchase  Due Date    Cost
    -----                            -----------                  --------  --------    ----

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) - 67.40%
        $51,000,000 J.P. Morgan Securities, Inc., 4.15%            4.15%    01/03/06   $51,000,000
         54,541,000 Seattle-Northwest Securities Corporation,      4.20%    01/03/06    54,541,000
         58,000,000 UBS Securities LLC, 4.23%                      4.23%    01/03/06    58,000,000
                                                                                     --------------
                    TOTAL (cost - $163,541,000)                                       $163,541,000
                                                                                     --------------

TOTAL INVESTMENTS - 100.10% (cost  - $242,882,755)                                    $242,882,755
                                                                                     --------------
EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES - (.10%)                                   ($246,615)
                                                                                     --------------
      (Includes $61,023 payable to IMG and $726,251
      dividends payable to unitholders)

NET ASSETS HELD IN FUND FOR POOL PARTICIPANTS - 100%                                  $242,636,140
                                                                                     ==============
      Applicable to 242,636,140 outstanding units

NET ASSET VALUE:                                                                             $1.00
                                                                                     ==============
      Offering and redemption price per unit ($242,636,140
      divided by 242,636,140 units outstanding)

See accompanying notes to basic financial statements.

Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio
Statement of Net Assets (Unaudited)
December 31, 2005
(Showing Percentage of Net Assets)
-------------------------------------------------------------------------------------------

                                                           Yield at
  Par                                                      Time of                Amortized
 Value                              Description           Purchase     Due Date     Cost
 -----                              -----------           --------     --------     ----

DISCOUNTED GOVERNMENT SECURITIES - 29.58%
  $250,000    United States Treasury Bill                  3.38%      01/05/06     $249,909
   250,000    United States Treasury Bill                  3.57%      01/12/06      249,734
   500,000    United States Treasury Bill                  3.71%      01/19/06      499,100
   500,000    United States Treasury Bill                  3.80%      02/09/06      498,007
   250,000    United States Treasury Bill                  3.75%      02/16/06      248,838
   250,000    United States Treasury Bill                  3.71%      02/16/06      248,848
   250,000    United States Treasury Bill                  3.78%      03/09/06      248,296
   200,000    United States Treasury Bill                  3.92%      03/16/06      198,425
   300,000    United States Treasury Bill                  3.98%      03/16/06      297,620
   500,000    United States Treasury Bill                  4.05%      04/06/06      494,835
   500,000    United States Treasury Bill                  4.20%      04/20/06      493,831
   200,000    United States Treasury Bill                  4.29%      06/15/06      196,200
                                                                                ------------
              TOTAL (cost - $3,923,643)                                          $3,923,643
                                                                                ------------
COUPON SECURITIES - 15.06%
  $500,000    United States Treasury Note, 1.875%          3.42%      12/31/05     $500,000
   450,000    United States Treasury Note, 2.25%           3.93%      04/30/06      447,573
   500,000    Private Export Funding, 7.65%                4.35%      05/15/06      505,931
   250,000    United States Treasury Note, 2.75%           4.33%      06/30/06      248,085
   300,000    United States Treasury Note, 2.375%          4.03%      08/31/06      296,800
                                                                                ------------
              TOTAL (cost - $1,998,389)                                          $1,998,389
                                                                                ------------
REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) - 55.58%
  $3,600,000    Lehman Brothers, Inc., 3.25%               3.25%      01/03/06   $3,600,000
   3,773,000    UBS Securities LLC, 3.47%                  3.47%      01/03/06    3,773,000
                                                                                -----------
                TOTAL (cost $7,373,000)                                          $7,373,000
                                                                                -----------

  See accompanying notes to basic financial statements.

                                       9

Iowa Public Agency Investment Trust
Direct Government Obligation Portfolio (continued)
Statement of Net Assets (Unaudited)
December 31, 2005
(Showing Percentage of Net Assets)
--------------------------------------------------------------------------------------------


       Par                                                                       Amortized
      Value                              Description                               Cost
      -----                              -----------                               ----


TOTAL INVESTMENTS - 100.22% (cost  - $13,295,032)                               $13,295,032

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES (.22%)                               ($28,851)
                                                                                ------------
                    (includes $3,946 payable to IMG and $41,856
                    dividends payable to unitholders)

NET ASSETS HELD IN FUND FOR POOL PARTICIPANTS - 100%                            $13,266,181
                                                                                ============
                    Applicable to 13,266,181 outstanding units

NET ASSET VALUE:                                                                     $1.00
                                                                                ============
                    Offering and redemption price per unit ($13,266,181
                    divided by 13,266,181 units outstanding)

  See accompanying notes to basic financial statements.

Iowa Public Agency Investment Trust
Statement of Operations (unaudited)
For the Six Months Ended December 31, 2005
-----------------------------------------------------------------------------
                                                            Direct Government
                                               Diversified      Obligation
                                                Portfolio       Portfolio
                                               -------------  ---------------
INVESTMENT INCOME:
        Interest                                 $4,375,705       $268,568
                                               -------------  -------------

EXPENSES:
        Investment advisory, administrative,
           and program support fees                 374,292         25,403
        Custody fees                                 56,664          3,774
        Distribution fees                           117,518          7,548
        Other fees and expenses                      29,379          1,887
                                               -------------  -------------
Total Expenses                                      577,853         38,612
                                               -------------  -------------
NET INVESTMENT INCOME                            $3,797,852       $229,956
                                               =============  =============

See accompanying notes to basic financial statements.

Iowa Public Agency Investment Trust
Statement of Changes in Net Assets
For the Six Months Ended December 31, 2005
-------------------------------------------------------------------------------
                                                              Direct Government
                                                Diversified      Obligation
                                                 Portfolio        Portfolio
                                              --------------  -----------------
From Investment Activities:
       Net investment income
       distributed to unitholders                $3,797,852          $229,956
                                              ==============  ================

From Unit Transactions:
       (at constant net asset value of $1
       per unit)
       Units sold                              $574,115,709       $19,166,726
       Units issued in reinvestment
          of dividends from net
          investment income                       3,410,886           219,212
       Units redeemed                          (564,558,421)      (20,915,440)
                                              --------------  ----------------
       Net increase (decrease) in net assets
          derived from unit transactions         12,968,174        (1,529,502)

Net assets at beginning of period               229,667,966        14,795,683
                                              --------------  ----------------

Net assets at end of period                    $242,636,140       $13,266,181
                                              ==============  ================

See accompanying notes to basic financial statements.

Iowa Public Agency Investment Trust
Financial Highlights
---------------------------------------------------------------------------------------------------------------------------
                                             Six Months
                                                Ended
                                          December 31, 2005
                                         -------------------------------------------------------------------
Diversified Portfolio                        (unaudited)      2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $1.000       $1.000    $1.000    $1.000    $1.000    $1.000
Net Investment Income                            0.032        0.017     0.006     0.009     0.021     0.053
Dividends Distributed                           (0.032)      (0.017)   (0.006)   (0.009)   (0.021)   (0.053)
                                         -------------------------------------------------------------------
Net Asset Value, End of Period                  $1.000       $1.000    $1.000    $1.000    $1.000    $1.000

Total Return                                     1.63% *      1.70%     0.60%     0.95%     2.14%     5.34%
Ratio of Expenses to Average Net Assets          0.49% **     0.48%     0.48%     0.56%     0.56%     0.56%
Ratio of Net Income to Average Net Assets        3.23% **     1.71%     0.59%     0.94%     2.07%     5.34%
Net Assets, End of Period (000 Omitted)       $242,636     $229,668  $254,818  $245,025  $253,948  $265,091

                                             Six Months
                                               Ended
                                          December 31, 2005
                                         -------------------------------------------------------------------
Direct Government Obligation Portfolio        (unaudited)     2005      2004      2003      2002      2001
------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period            $1.000       $1.000    $1.000    $1.000    $1.000    $1.000
Net Investment Income                            0.030        0.015     0.005     0.009     0.018     0.052
Dividends Distributed                           (0.030)      (0.015)   (0.005)   (0.009)   (0.018)   (0.052)
                                         -------------------------------------------------------------------
Net Asset Value, End of Period                  $1.000       $1.000    $1.000    $1.000    $1.000    $1.000

Total Return                                     1.54% *      1.54%     0.53%     0.91%     1.85%     5.16%
Ratio of Expenses to Average Net Assets          0.51% **     0.50%     0.51%     0.58%     0.58%     0.58%
Ratio of Net Income to Average Net Assets        3.04% **     1.39%     0.53%     0.92%     1.79%     5.16%
Net Assets, End of Period (000 Omitted)        $13,266      $14,796   $37,532   $52,291   $66,461   $59,976

 * Not Annualized
** Annualized

See accompanying notes to basic financial statements.

Notes to Basic Financial Statements (unaudited)

(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, and again on May 1, 1993 and further amended as of September 1, 2005. As amended, IPAIT is authorized to operate investment programs, including the Diversified Portfolio and Direct Government Obligation Portfolio. The accompanying financial statements include activities of the Diversified and Direct Government Obligation Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and Investors Management Group (IMG) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and Direct Government Obligation Portfolio and adheres to policies which mitigate market risk in the portfolios and maintains insurance coverage for fidelity and errors and omissions exposures.

IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12 of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT's custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2005, the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $166,820,199 and $7,521,300 for the Diversified and Direct Government Obligation Portfolios, respectively.

Certificate of deposit amounts up to $100,000 are insured by the Federal Depository Insurance Company (FDIC). For public funds deposited in Iowa financial institutions in excess of the $100,000 FDIC insurance, the local financial institutions must comply with Iowa Code Section 12C.22 to insure appropriate collateralization. Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities are classified as category one. Category one consists of insured or registered securities held by IPAIT or its agent in IPAIT's name and is the most secure investment category description.

Unit Issues, Redemptions, and Distributions

IPAIT determines the net asset value of each portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio are declared daily and distributed monthly.

Income Taxes

IPAIT is exempt from both federal income taxes pursuant to Section 115 of the internal revenue code and state income taxes.

Fees and Expenses

Under separate agreements with IPAIT, IMG, the Investment Adviser, Administrator and Program Support Provider, and Wells Fargo, the Custodian, are paid an annual fee for operating the investment programs.

During the period of July 1, 2005 to October 31, 2005, for each of the portfolios, IMG received 0.260 percent of the average daily net asset value up to $150 million, 0.215 percent from $150 to $250 million, and 0.170 percent exceeding $250 million for investment adviser and administrative fees. IMG also received 0.080 percent of the average daily net asset value for program support fees. By contract amendment, fees were reduced beginning November 1, 2005 to the following: IMG receives 0.250 percent of the average daily net asset value up to $100 million, 0.215 percent from $100 to $250 million, and 0.170 percent exceeding $250 million for investment adviser and administrative fees. In addition, IMG receives 0.080 percent of the average daily net asset value for program support fees. For the six month period ended December 31, 2005 the Diversified and Direct Government Obligation Portfolios paid $374,293 and $25,403, respectively, to IMG for services provided.

For each of the portfolios, Wells Fargo receives 0.050 percent of the average daily net asset value up to $150 million, 0.045 percent from $150 to $300 million, and 0.040 percent exceeding $300 million for custodial services. For the six month period ended December 31, 2005 the Diversified and Direct Government Obligation Portfolios paid $56,664 and $3,774, respectively, to Wells Fargo for services provided.

Under a distribution plan, the public agency associations collectively receive an annual fee of 0.100 percent of the daily net asset value of the portfolios. For the six month period ended December 31, 2005 the Diversified and Direct Government Obligation Portfolios paid $65,043 and $7,548, respectively, to the Iowa League of Cities, and $17,045, to the Iowa Association of Municipal Utilities. For the six month period ended December 31, 2005, the Diversified Portfolio paid $35,429 to the Iowa State Association of Counties.

IPAIT is authorized to accrue .025 percent for operating expenses incurred directly by IPAIT. All fees are computed daily and paid monthly.

(2)      SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified and Direct Government Obligation Portfolios aggregated $19,490,575,000 and $1,156,777,000, respectively, for the six month period ended December 31, 2005. Proceeds from maturities of securities for the Diversified and Direct Government Obligation Portfolios aggregated $19,477,474,000 and $1,158,273,000 respectively, for the six month period ended December 31, 2005.

Additional Information (unaudited)
December 31, 2005

Fund Expenses

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a participant in the Fund, you incur ongoing costs, including management fees, distribution fees, and other fund expenses. Expenses, which are deducted from a fund's investment income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The expense table illustrates your Fund's costs in two ways:

   o Based on Actual Fund Return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by a participant who invested $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   o Based on Hypothetical 5 Percent Return. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your Fund does not carry a "sales load" or transaction fee. The calculations assume no units were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other participant costs, please refer to the Information Statement dated October 29, 2005.


Six Months Ended December 31, 2005

                                        Beginning        Ending       Expenses Paid   Annualized
                                      Account Value  Account Value    During Period*    Expense
                                         7/1/2005      12/31/2005  7/1/05 to 12/31/05    Ratio
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return
  IPAIT Diversified Fund                $1,000.00      $1,016.31         $2.49           0.49%
  IPAIT DGO Fund                        $1,000.00      $1,015.37         $2.59           0.51%
Based on Hypothetical 5 Percent Return
  IPAIT Diversified Fund                $1,000.00      $1,022.74         $2.50           0.49%
  IPAIT DGO Fund                        $1,000.00      $1,022.63         $2.60           0.51%

* Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.


IPAIT Diversified Fund/IPAIT DGO Fund - Fees and Expenses All fees are calculated by basis points per net assets.
------------------------------------------------------------------------------
Entity             Fee Type                             Fee
------------------------------------------------------------------------------
IMG                Adviser**                 0.12% up to $100MM;
                                             0.095% on $100 - $250MM;
                                             0.07% on assets exceeding $250MM
------------------------------------------------------------------------------
IMG                Administrator**           0.13% up to $100MM;
                                             0.12% on $100 - $250MM;
                                             0.10% on assets exceeding $250MM
------------------------------------------------------------------------------
IMG                Program Support           0.08%
------------------------------------------------------------------------------
Sponsoring         Sponsoring Associations   0.10%
Associations*
------------------------------------------------------------------------------
Wells Fargo        Custody                    0.05% up to $150MM;
                                              0.045% on $150 - $300MM;
                                              0.04% on assets exceeding $300MM
------------------------------------------------------------------------------
Administration     Other fees & expenses      0.025%
 Fund
------------------------------------------------------------------------------
*Includes  Iowa League of Cities, Iowa State Association of Counties,
 Iowa Association of Utilities

**By contract amendment, Adviser and Administrator fees for IMG were reduced beginning November 1, 2005. For the period of July 1, 2005 thru October 31, 2005, Adviser and Administrator fees for IMG were the following:
------------------------------------------------------------------------------
Entity      Fee Type                             Fee
------------------------------------------------------------------------------
IMG         Adviser                    0.12% up to $150MM;
                                       0.095% on $150 - $250MM;
                                       0.07% on assets exceeding $250MM
------------------------------------------------------------------------------
IMG         Administrator              0.14% up to $150MM;
                                       0.12% on $150 - $250MM;
                                       0.10% on assets exceeding $250MM
------------------------------------------------------------------------------

For the six-month period ended December 31, 2005, the actual expense for the IPAIT Diversified Fund and DGO Fund was 0.49 percent and 0.51 percent, respectively based on a sliding fee scale.

Actual:
For the six-month period ended December 31, 2005, the following actual expenses were incurred by the Funds:

                                     Diversified                      DGO
                                     -----------                      ---
Adviser                              $127,912.22                  $9,057.93
Administrator                        $152,366.30                 $10,306.48
Program Support                       $94,014.08                  $6,038.62
Distribution                         $117,517.61                  $7,548.28
Custody                               $56,663.76                  $3,774.15
Other fees and expenses               $29,379.39                  $1,887.06
                                 ----------------            ---------------
Total                                $577,853.36                 $38,612.52


Statement of Additional Information (SAI)

The SAI has additional information about the Funds' Trustees and is available without charge, upon request, by calling 800-872-4024.

Schedule of Portfolio Holdings

A complete schedule of portfolio holdings is filed with the SEC for the first and third quarters on Form N-Q. It is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section, SEC, Washington, DC 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024. Portfolio holdings are also available monthly on the IPAIT website, www.IPAIT.org.

Proxy Voting

The SEC requires an annual report of the proxy voting record of the Trust. Because the investments allowable under Iowa law restrict the investments for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX. Form N-PX is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section, SEC, Washington, DC 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

Other Information

Units of IPAIT's Diversified Portfolio and Direct Government Obligation Portfolio are not insured by the FDIC or the U.S. Government. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund's portfolio is subject to change.

                                BOARD OF TRUSTEES

Tom Hanafan, Mayor, Council Bluffs,        Craig Hall, Manager, Brooklyn
Chair and Trustee                          Municipal Utility, Trustee
Dianne Kiefer, Treasurer, Wapello          Jody Smith, Director of
County, Vice Chair and Trustee             Administrative Services, City of
Leon Rodas, General Manager, Spencer       West Des Moines, Trustee
Municipal Utility, Second Vice Chair and   Bob Haug, Executive Director, Iowa
Trustee Don Kerker, Director of Finance    Association of Municipal Utilities,
and Administrative Services,               Ex-Officio Member and Secretary
Muscatine Power and Water, Trustee         Thomas Bredeweg, Executive Director,
Robert Hagey, Treasurer, Sioux             Iowa League of Cities, Ex-Officio
County, Trustee                            Member and Treasurer
Floyd Magnusson, Supervisor,               William Peterson, Executive Director,
Webster County, Trustee                    Iowa State Association of Counties,
Susan Vavroch, City Treasurer,             Ex-Officio Member and Assistant
Cedar Rapids, Trustee


The Board of Trustees are not compensated for Board service. Expenses incurred in attending meetings are paid by the Trust.


                                SERVICE PROVIDERS

Administrator-Investment
 Adviser-Program Support:                    Custodian:
   Investors Management Group                   Wells Fargo Bank, N.A.
   1415 28th Street, Suite 200                  MAC N8200-034
   West Des Moines, IA 50266-1461               666 Walnut Street, P.O. Box 837
                                                Des Moines, IA 50304-0837
Legal Counsel:
   Ahlers & Cooney, P.C.                     Independent Auditors:
   100 Court Avenue, Suite 600                  KPMG LLP
   Des Moines, IA 50309                         2500 Ruan Center
                                                Des Moines, IA 50309


                       IOWA PUBLIC AGENCY INVESTMENT TRUST
                                  www.IPAIT.org
                           1415 28th Street, Suite 200
                         West Des Moines, IA 50266-1461
                                 (800) 872-4024

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.
(C) THERE WAS NO AMENDMENT TO THE CODE OF ETHICS DURING THE REPORTING PERIOD.
(D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD.
(E) NOT APPLICABLE.
(F)(1) NOT APPLICABLE.
(F)(2) NOT APPLICABLE.
(F)(3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(a)(2) Donald W. Kerker is the independent director named as the only audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below. These numbers include professional services for the preparation of the Registrant's tax returns.

June 30, 2005     $16,775
June 30, 2004     $15,995

(b) NOT APPPLICABLE.
(C) SEE ITEM 4(A)
(D) NOT APPLICABLE.
(E) NOT APPLICABLE.
(F) NOT APPLICABLE.
(G) NOT APPLICABLE.
(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
A meeting of security holders was held on August 26, 2005. The matters before the securities holders included election of the Board of trustees, approval of the selection of the auditor, and approval of amendments to the restated joint powers agreement. All proposals were approved. a meeting of security holders was held on December 9, 2005. The matters before the securities holders included approval of a new Advisor Agreement with Investors Management Group, Ltd. to be effective upon the closing of the acquisition of Investors Management Group, Ltd. by West Bancorporation, Inc. All proposals were approved.

ITEM 11.  CONTROLS AND  PROCEDURES.
(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF FEBRUARY 28, 2006, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.
(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST


By /s/ Tom Hanafan
   -------------------------------
Tom Hanafan, Chair and Trustee


Date: March 2, 2006


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen
--------------------------------
Jeff Lorenzen, Chief Executive Officer, March 2, 2006


/s/ Amy Mitchell
--------------------------------
Amy Mitchell, Chief Financial Officer, March 2, 2006